Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Aug. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As at August 31,
	2016	2017
	RMB	RMB
Payroll and related benefits	114,976	137,738
Temporary receipt from students	55,019	97,628
Deposits received	16,845	19,947
Others	14,179	17,166

Total	201,019	272,479